Income Taxes - Summary of Valuation Allowance (Details) (10-K) - USD ($)	Apr. 30, 2019	Apr. 30, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 119,147	$ 1,410
Valuation Allowance	(119,147)	(1,410)
Total